Leases (Tables)	12 Months Ended
Jun. 30, 2021
Presentation of leases for lessee [abstract]
Schedule of lease liabilities	The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal years ended June 30, 2021 and 2020:

	Fiscal Year Ended June 30,
	2021	2020
	(U.S. $ in thousands)
Right-of-use assets
Balance at the beginning of period	$217,683	$241,421
Additions	28,939	14,270
Disposals	(256)	(2,388)
Depreciation expense	(37,552)	(35,127)
Effect of change in exchange rates	245	(493)
Impairment of right-of-use asset	(3,759)	—
Balance at the end of period	$205,300	$217,683

Lease obligations
Balance at the beginning of period	$264,568	$285,973
Additions	27,042	13,213
Disposals	(270)	(2,388)
Interest expense	7,019	7,702
Payments	(44,874)	(38,125)
Effect of change in exchange rates	3,064	(1,807)
Balance at the end of period	$256,549	$264,568

Lease obligations, current	$42,446	$34,743
Lease obligations, non-current	214,103	229,825
Total lease obligations, as the end of period	$256,549	$264,568

Schedule of right-of-use assets	The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal years ended June 30, 2021 and 2020:

	Fiscal Year Ended June 30,
	2021	2020
	(U.S. $ in thousands)
Right-of-use assets
Balance at the beginning of period	$217,683	$241,421
Additions	28,939	14,270
Disposals	(256)	(2,388)
Depreciation expense	(37,552)	(35,127)
Effect of change in exchange rates	245	(493)
Impairment of right-of-use asset	(3,759)	—
Balance at the end of period	$205,300	$217,683

Lease obligations
Balance at the beginning of period	$264,568	$285,973
Additions	27,042	13,213
Disposals	(270)	(2,388)
Interest expense	7,019	7,702
Payments	(44,874)	(38,125)
Effect of change in exchange rates	3,064	(1,807)
Balance at the end of period	$256,549	$264,568

Lease obligations, current	$42,446	$34,743
Lease obligations, non-current	214,103	229,825
Total lease obligations, as the end of period	$256,549	$264,568
The following table presents supplemental information about our leases:

	Fiscal Year Ended June 30,
	2021	2020

Short-term leases and low value leases expense:
Short-term leases expense	$336	$2,021
Low value leases expense	$1,436	$336

Cash outflows:
Principal portion of the lease obligations	$37,855	$30,423
Interest portion of the lease obligations	7,019	7,702
Short-term leases and low value leases	2,999	4,405
Total cash outflows	$47,873	$42,530